Contingencies, Commitments, and Warranties (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2013 PEN (S/)	Dec. 31, 2012 PEN (S/)	Dec. 31, 2009 PEN (S/)
Contingencies, Commitments, and Warranties (Details) [Line Items]
Probable contingencies	S/ 390.1		S/ 387.8
Contingency provision	311.0		303.1
Income tax return								S/ 256.0
Other contingencies	79.1		S/ 84.7
Obligations to pay	26.9
Labor proceedings amount	22.2
Contentious-administrative amount	15.3
Administrative processes amount	14.7
Letters of guarantee amount (in Dollars) | $		$ 574.6		$ 471.9
AENZA S.A.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return					S/ 35.3	S/ 124.1	S/ 256.0
Administrative processes amount	3.5
AENZA S.A.A. [Member] | SUNAT [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return					55.0
Cumbra Peru S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return							106.4		S/ 106.4
Labor proceedings amount	0.3
Administrative processes amount	6.0
Consorcio Constructor Ductos del Sur’s [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return							10.8
Consorcio Constructor Chavimochic’s [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return					9.0	9.0	9.0
Cumbra Ingenieria S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return					3.3	18.4	S/ 18.4	S/ 3.3
Obligations to pay	3.8
Viva Negocio Inmobiliario S.A.C. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return										S/ 1.6
Obligations to pay	0.3
Labor proceedings amount	0.1
Administrative processes amount	0.4
Unna Transporte S.A.C. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return						S/ 0.8
Obligations to pay	1.9
Labor proceedings amount	1.2
Cumbra Peru [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Income tax return					S/ 1.3
Obligations to pay	20.1
Red Vial 5 S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Obligations to pay	0.6
Morelco S.A.S [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Obligations to pay	0.2
Labor proceedings amount	19.0
Contentious-administrative amount	2.5
Unna Energia S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Labor proceedings amount	1.6
Contentious-administrative amount	12.8
Tren Urbano de Lima S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Administrative processes amount	S/ 4.8